Deferred Revenue - Summary of Deferred Revenue (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue [Abstract]
Deferred revenue, current	$ 33,037	$ 25,697